Bank Loans - Schedule of Short-Term Bank Loans (Details) - USD ($)		Dec. 31, 2024		Jun. 30, 2024
Schedule of Short-Term Bank Loans [Line Items]
Bank loans		$ 1,304,920		$ 1,518,467
ICBC [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	3.45%
Maturities	[1]	Aug. 30, 2024
Bank loans				688,023	[1]
Xiamen International Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[2]	4.50%
Maturities	[2]	Oct. 08, 2024
Bank loans				784,346	[2]
Industrial Bank Co., Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[2]	4.60%
Maturities	[2]	Dec. 26, 2024
Bank loans				1,100,837	[2]
Xiamen Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[2]	3.50%
Maturities	[2]	Jun. 16, 2025
Bank loans	[2]	$ 520,598		550,418
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[3]	4.05%
Maturities	[3]	May 16, 2025
Bank loans	[3]	$ 794,597		853,148
Xiamen International Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[2]	4.50%
Maturities	[2]	Feb. 28, 2025
Bank loans	[2]	$ 260,299		275,210
ICBC [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	3.35%
Maturities	[1]	Aug. 26, 2025
Bank loans		$ 684,997	[1]
Xiamen International Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[2]	4.50%
Maturities	[2]	Sep. 30, 2025
Bank loans	[2]	$ 739,797
Bank of Communications [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[4]	3.65%
Maturities	[4]	Sep. 09, 2025
Bank loans	[4]	$ 410,998
Industrial and Commercial Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[2]	3.50%
Maturities	[2]	Dec. 11, 2025
Bank loans		$ 1,095,996	[2]
Short-Term Loans [Member]
Schedule of Short-Term Bank Loans [Line Items]
Bank loans		$ 4,507,282		4,251,982
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[5]	4.35%
Maturities	[5]	May 05, 2027
Bank loans	[5]	$ 32,880		33,026
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[5]	4.35%
Maturities	[5]	Dec. 03, 2026
Bank loans	[5]	$ 191,799		192,646
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[5]	4.35%
Maturities	[5]	Dec. 31, 2026
Bank loans	[5]	$ 189,059		189,894
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Bank loans		$ 413,738		415,566
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[5]	4.35%
Maturities	[5]	May 05, 2027
Bank loans	[5]	$ 115,080		132,100
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[5]	4.35%
Maturities	[5]	Dec. 31, 2026
Bank loans	[5]	$ 614,442		712,104
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[5]	4.35%
Maturities	[5]	Dec. 03, 2026
Bank loans	[5]	$ 575,398		$ 674,263

[1]	The loan from ICBC was guaranteed by Pop Culture and Guangzhou Financing Re-guarantee Co., LTD.
[2]	Loans from Xiamen Bank, Industrial Bank Co., Ltd., and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.
[3]	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and Pop Culture. The loan was also pledged by a property of Guangzhou Shuzhi.
[4]	The loan from Bank of Communications was granted a credit period from September 9, 2024 till September 9, 2027.
[5]	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, Guangzhou Shuzhi, and Pop Culture.